PATENT RIGHTS (Tables)	12 Months Ended
Nov. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of amortization of patents

The below table summarizes amortization of the Company’s patents as of November 30, 2020 for the next five years and thereafter:

Fiscal Year
2021	$64,874
2022	64,874
2023	64,874
2024	64,874
2025	64,874
Thereafter	486,558
Total	$810,928